Total
Health Sciences Portfolio
Health Sciences Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Health Sciences Portfolio	Class I	Class P
Management Fee	0.90%	0.90%
Service Fee	0.20%	none
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	1.13%	0.93%

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - Health Sciences Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	115	359	622	1,375
Class P	95	296	515	1,143

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example No Redemption - Health Sciences Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	115	359	622	1,375
Class P	95	296	515	1,143

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2021, the portfolio turnover rate was 45% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of companies in the health sciences sector. These equity securities are primarily common stocks. The health sciences sector includes the health sciences industry and groups of health sciences-related industries, which includes health care equipment and supplies, health care providers and services, biotechnology, health care technology, life sciences tools & services and pharmaceuticals. Businesses within the health sciences and related industries include, but are not limited to, companies involved in the development, production, and distribution or delivery of medical and pharmaceutical products and services, companies engaged in biotechnology and medical research and development, companies that design, manufacture or distribute medical, dental and optical equipment and supplies, including diagnostic equipment, and companies that may also provide diagnostic services or operate health facilities and hospitals, or provide related administrative, management and financial support. The Fund normally will invest more than 25% of its assets in securities of companies in health sciences and related industries.

The Fund may invest in small-, mid- and large-capitalization companies. The Fund may invest without limit in foreign denominated securities of companies located in foreign countries, including emerging market countries. The Fund may also invest in foreign currency forwards, which are purchased or sold to hedge against currency fluctuations.

The sub-adviser considers a variety of factors when choosing investments for the Fund, including identifying companies and industries that appear to have the potential for above-average returns and promising growth and value prospects. The sub-adviser may sell a holding when it reaches a price target, there is deterioration in the company’s fundamentals, a change in macroeconomic outlook, valuation issues, a need to rebalance the portfolio, or when other opportunities appear more attractive.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

● Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

● Health Sciences Sector Risk: Health sciences companies may be significantly impacted by scientific or technological developments and their products may quickly become obsolete. Many health sciences companies are smaller and less seasoned than companies in other sectors and are heavily dependent on patent protection and the actual or perceived safety and efficiency of their products. Many health sciences companies are subject to extensive litigation based on product liability and similar claims. Also, many health sciences companies offer products and services that are subject to government regulation and so may be adversely affected by changes in governmental policies or laws.

● Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or related industries. Because the Fund concentrates in securities of companies in health sciences and related industries, the Fund may perform poorly during a downturn in those industries.

● Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

● Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

● Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments denominated in or with exposure to that foreign currency.

● Derivatives Risk: The Fund’s use of forward commitments (a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, and legal risk. Each of these risks is described in Derivatives Risk in the Additional Information About Principal Risks section of the Prospectus. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

● Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, lower credit quality, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

● Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.

● Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

● Leverage Risk: The Fund may invest in forward commitments as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

● Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

● Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.

● Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

● Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

● Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The table below compares Fund performance to a broad-based securities market benchmark index and to a health sector index which is comprised of securities that are more representative of the Fund's investment strategies than those in the broad-based benchmark index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

BlackRock Investment Management, LLC began managing the Fund on May 1, 2014, and some investment policies changed at that time. Other firms managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q1 2013: 18.15%; Q3 2015: (11.77%)
Average Annual Total Returns (For the periods ended December 31, 2021)
Average Annual Returns - Health Sciences Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class I	Class I (incepted January 2, 2001)	12.38%	17.56%	18.94%	Jan. 02, 2001
Class P	Class P (incepted May 2, 2011)	12.61%	17.81%	19.19%	May 02, 2011
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	28.71%	18.47%	16.55%	Jan. 02, 2001
Russell 3000 Health Care Index (reflects no deductions for fees, expenses, or taxes)	Russell 3000 Health Care Index (reflects no deductions for fees, expenses, or taxes)	18.60%	17.59%	17.42%	Jan. 02, 2001